Summary of Significant Accounting Policies (Details)		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Long term investments
Percentage of value added tax	6.00%	3.00%
Research and development expenses		$ 40,215	73,285	$ 363,958
Selling and marketing costs		$ 342,816	715,976	901,319
Description of difference between foreign currency translation		The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2025 and 2024, were translated at RMB 7.0288 to $1.00 and RMB 7.1884 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive income/ loss and cash flows for the years ended December 31, 2025, 2024 and 2023 were RMB 7.1429, RMB 7.1217, and RMB 7.0467 to $1.00, respectively.
Share based compensation
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translated rate		7.0288	7.1884
Average translation rate		7.1429%	7.1217%	7.0467%
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Translated rate		1	1
Average translation rate				1.00%